ORGANIZATION BACKGROUND AND BASIS OF PRESENTATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Jan. 16, 2020
Decrease in authorized common share			500,000,000
Accumulated deficit	$ (143,400)		$ 142,400
Working capital	(3,700)		(4,100)
Net loss including preferred dividend	1,100		2,400
Total stockholders' deficits	(5,000)		5,400
Proceeds from exercise of warrants	400
Accumulated Deficit	(143,400)		$ 142,400
Decrease In Authorized Common Share			500,000,000
Warrants exercisable for common stock outstanding				7,185,000
Proceeds from exercise of warrants	$ 365	$ 0
Warrants exercise price per share				$ 0.04
10% Convertible Debentures
Proceeds From Sale Of Stocks			$ 3,200
Warrants [Member]
Warrants exercisable for common stock outstanding			27,700,000
Proceeds from exercise of warrants			$ 5,100
Warrants [Member] | Minimum
Warrants exercise price per share	$ 0.15		$ 0.15
Warrants [Member] | Maximum
Warrants exercise price per share	$ 0.80		$ 0.80
Warrants [Member] | Exchange Agreement With GPB [Member]
Warrants exercisable for common stock outstanding	25,400,000
Proceeds from exercise of warrants	$ 4,700